Schedule of surplus Volume (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Intangible Assets
Financial compensation received	$ 2,938
Reimbursement of expenses	59
Disposition of other assets and liabilities – PP&E and Decommissioning	(976)
Disposition of signature bonuses	(1,390)
Total effect in the statement of income (within Other income and expenses)	$ 631